Fair Value Measurements (Significant Unobservable Inputs) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.00%
Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	15.50%
Recurring | US Corporate
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 834	$ 917
Recurring | State And Municipal Debt
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		17
Recurring | Mortgage and asset-backed
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		102
Recurring | Corporate - non-U.S.
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	236	278
Recurring | Other financial assets
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	259	117
Non-recurring | Financing receivables and loans held for sale
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	146
Non-recurring | Cost and equity method investments
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	293
Level 3 | Recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	4,042	4,175	$ 4,068
Level 3 | Recurring | US Corporate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 834	$ 917
Level 3 | Recurring | US Corporate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.70%	1.50%
Level 3 | Recurring | US Corporate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.10%	14.80%
Level 3 | Recurring | US Corporate | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	8.60%	6.60%
Level 3 | Recurring | State And Municipal Debt | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		$ 17
Level 3 | Recurring | State And Municipal Debt | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		4.90%
Level 3 | Recurring | State And Municipal Debt | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		4.90%
Level 3 | Recurring | State And Municipal Debt | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		4.90%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 31	$ 102
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.00%	4.30%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	12.00%	9.00%
Level 3 | Recurring | Mortgage and asset-backed | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.50%	5.60%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 236	$ 278
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%	3.30%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.00%	14.00%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	7.50%	6.50%
Level 3 | Recurring | Other financial assets
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 2,637	$ 2,532
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 259	$ 117
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	6.1	5.4
Capitalization Rate	7.80%	6.50%
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	15.1	9.1
Capitalization Rate	7.80%	7.80%
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	9.9	7.7
Capitalization Rate	7.80%	7.70%
Level 3 | Non-recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 436	$ 346
Assets Fair Value Disclosure Nonrecurring	$ 122	55
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.50%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	30.00%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.70%
Level 3 | Non-recurring | Financing receivables and loans held for sale | Income Approach, Business Enterprise value
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 146
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.50%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	35.00%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.40%
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		$ 309
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		8.00%
EBITDA Multiple		1.8
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		10.00%
EBITDA Multiple		5.2
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Market Comparables | Weighted average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		9.40%
EBITDA Multiple		4.8
Level 3 | Non-recurring | Cost and equity method investments | Income Approach, Business Enterprise Value, Market Comparable
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	$ 293